Related-party transactions (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2022 CHF (SFr) person	Dec. 31, 2021 CHF (SFr) person	Dec. 31, 2020 CHF (SFr) person
Related-party transactions [Abstract]
Number of individuals, Board of Directors | person	8	8	7
Number of individuals, Executive Management | person	7	6	5
Short-term employee benefits	SFr 4,187	SFr 4,403	SFr 3,497
Post-employment benefits	295	266	214
Share-based compensation	2,503	2,997	2,578
Total compensation	SFr 6,985	SFr 7,666	SFr 6,289